Fair Value Measurements (Tables) - GigCapital4, Inc [Member]	9 Months Ended
Sep. 30, 2021
Schedule of Fair Value Assets Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$358,817,210

Liabilities:
Warrant liability	2	$384,881

Schedule of Fair Value of Warrants Estimated with Assumptions
The fair value of the warrants was estimated using the following assumptions:

Upon Issuance
Stock Price	$9.83
Volatility	10.00%
Risk free interest rate	0.62%
Exercise price	$11.50
Time to maturity—years	6.0

Schedule of Change in Fair Value of Warrant Liability
The change in the fair value of the Level 3 warrant liability during the three and nine months ended September 30, 2021 is as follows:

For the Nine Months Ended September 30, 2021
Fair value—beginning of period	$—
Additions	187,908
Change in fair value	229,962
Transfers out of level 3 to level 2	(417,870)

Fair value—end of period	$—